UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2008

Item 1. Schedule of Investments.
CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 95.8%	SHARES	VALUE

Capital Markets - 3.4%
Affiliated Managers Group, Inc.*	37,200	$1,559,424
Federated Investors, Inc., Class B	65,500	1,110,880

		2,670,304

Chemicals - 5.3%
Lubrizol Corp.	40,700	1,481,073
Praxair, Inc.	44,800	2,659,328

		4,140,401

Commercial Services & Supplies - 2.8%
Brink’s Co.	81,300	2,185,344

Communications Equipment - 2.7%
Harris Corp.	56,100	2,134,605

Computers & Peripherals - 2.4%
Lexmark International, Inc.*	70,600	1,899,140

Diversified Consumer Services - 3.2%
Strayer Education, Inc.	11,850	2,540,758

Diversified Telecommunication Services - 2.7%
CenturyTel, Inc.	77,200	2,109,876

Electronic Equipment & Instruments - 8.1%
Amphenol Corp.	77,300	1,853,654
Itron, Inc.*	43,700	2,785,438
Mettler-Toledo International, Inc.*	25,100	1,691,740

		6,330,832

Energy Equipment & Services - 3.9%
FMC Technologies, Inc.*	56,150	1,338,055
Superior Energy Services, Inc.*	108,700	1,731,591

		3,069,646

Food Products - 2.3%
J.M. Smucker Co.	41,700	1,808,112

Gas Utilities - 4.8%
Energen Corp.	55,300	1,621,949
Oneok, Inc.	74,000	2,154,880

		3,776,829

EQUITY SECURITIES - 95.8%	SHARES	VALUE

Health Care Equipment & Supplies - 4.3%
Hospira, Inc.*	67,200	1,802,304
IDEXX Laboratories, Inc.*	42,900	1,547,832

		3,350,136

Health Care Providers & Services - 10.8%
DaVita, Inc.*	68,300	3,385,631
Healthspring, Inc.*	134,700	2,689,959
Lincare Holdings, Inc.*	90,900	2,447,937

		8,523,527

Household Products - 3.0%
Church & Dwight Co., Inc.	42,250	2,371,070

IT Services - 2.7%
Global Payments, Inc.	64,800	2,124,792

Life Sciences — Tools & Services - 4.4%
Dionex Corp.*	35,800	1,605,630
Millipore Corp.*	36,400	1,875,328

		3,480,958

Machinery - 3.3%
Bucyrus International, Inc.	38,600	714,872
SPX Corp.	47,000	1,905,850

		2,620,722

Metals & Mining - 1.8%
Reliance Steel & Aluminum Co.	69,000	1,375,860

Oil, Gas & Consumable Fuels - 4.3%
St. Mary Land & Exploration Co.	105,400	2,140,674
Swift Energy Co.*	73,400	1,233,854

		3,374,528

Pharmaceuticals - 3.9%
Endo Pharmaceuticals Holdings, Inc.*	119,700	3,097,836

Software - 5.4%
ANSYS, Inc.*	69,600	1,941,144
Sybase, Inc.*	94,200	2,333,334

		4,274,478

EQUITY SECURITIES - 95.8%	SHARES	VALUE

Specialty Retail - 5.1%
Advance Auto Parts, Inc.	82,800	2,786,220
Ross Stores, Inc.	42,000	1,248,660

		4,034,880

Textiles, Apparel & Luxury Goods - 3.5%
Deckers Outdoor Corp.*	34,400	2,747,528

Trading Companies & Distributors - 1.7%
WESCO International, Inc.*	67,200	1,292,256

Total Equity Securities (Cost $95,046,880)		75,334,418

	PRINCIPAL
High Social Impact Investments - 1.7%	AMOUNT

Calvert Social Investment Foundation Notes, 3.00%, 7/1/11 (b)(i)(r)	$1,419,488	1,338,109

Total High Social Impact Investments (Cost $1,419,488)		1,338,109

TOTAL INVESTMENTS (Cost $96,466,368) - 97.5%		76,672,527
Other assets and liabilities, net - 2.5%		1,978,474

NET ASSETS - 100%		$78,651,001

	ACQUISITION
RESTRICTED SECURITIES	DATE	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/11	7/1/08	$1,419,488

*	Non income producing security

(b)	This security was valued by the Board of Directors, see Note A.

(i)	Restricted securities represent 1.7% of the net assets of the Fund.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 95.4%	SHARES	VALUE

Australia - 5.3%
Amcor Ltd.	542,713	$2,205,780
BlueScope Steel Ltd.	954,535	2,344,361
Origin Energy Ltd.	64,502	727,545
QBE Insurance Group Ltd.	64,867	1,179,126
Santos Ltd.	1,054,234	11,017,925
Suncorp-Metway Ltd.	76,940	454,219
Westfield Group	105,010	967,532

		18,896,488

Austria - 0.4%
Erste Group Bank AG	35,389	829,605
Raiffeisen International Bank-Holding AG	26,962	754,568

		1,584,173

Belgium - 2.0%
AGFA-Gevaert NV*	19,091	49,863
Delhaize Group	97,393	6,009,508
Dexia SA	144,904	652,220
Umicore SA	20,361	401,754

		7,113,345

Bermuda - 0.1%
Allied World Assurance Co. Holdings Ltd.	1,947	79,048
Aspen Insurance Holdings Ltd.	4,527	109,780

		188,828

Brazil - 0.2%
Gerdau SA, Preferred	58,300	381,378
Investimentos Itaú SA, Preferred	98,800	351,662

		733,040

Canada - 1.2%
Bank of Montreal	47,300	1,197,347
Bank of Nova Scotia	25,100	677,263
Bombardier, Inc.	142,000	511,867
EnCana Corp.	17,400	802,838
Magna International, Inc.	3,000	89,307
Royal Bank of Canada	28,000	818,793
Teck Cominco Ltd.	31,300	152,634

		4,250,049

EQUITY SECURITIES - 95.4%	SHARES	VALUE

Denmark - 0.6%
Danske Bank A/S	53,500	540,952
Novo Nordisk A/S	21,300	1,083,944
Topdanmark A/S*	2,850	370,009

		1,994,905

Finland - 1.3%
Nokia Oyj	277,013	4,294,513
Outotec Oyj	18,469	285,935

		4,580,448

France - 9.8%
AXA SA	98,946	2,205,971
BNP Paribas	49,457	2,088,391
CNP Assurances SA	14,524	1,050,928
Dassault Systemes SA	11,492	519,300
France Telecom SA	356,368	9,968,031
PSA Peugeot Citroen SA	54,325	926,284
Sanofi-Aventis SA	253,643	16,109,854
Societe Generale Groupe	2,702	136,850
Thomson SA*	48,569	65,682
UBISOFT Entertainment SA*	63,004	1,231,820
Valeo SA	36,145	537,400

		34,840,511

Germany - 3.7%
Adidas AG	130,349	5,013,248
Allianz SE	34,105	3,658,036
Celesio AG	11,129	303,944
Deutsche Post AG	6,598	111,625
Metro AG	21,819	884,393
Muenchener Rueckversicherungs AG	15,526	2,439,864
Puma AG Rudolf Dassler Sport	626	124,378
Suedzucker AG	50,785	775,962

		13,311,450

Greece - 0.2%
Alpha Bank AE	10,536	98,958
National Bank of Greece SA	34,325	635,707

		734,665

Hong Kong - 0.1%
Swire Pacific Ltd.	35,500	246,150

EQUITY SECURITIES - 95.4%	SHARES	VALUE

India - 0.2%
Satyam Computer Services Ltd. (ADR)	57,400	518,896
State Bank of India Ltd. (GDR)	815	44,777

		563,673

Italy - 1.4%
Assicurazioni Generali SpA	76,283	2,091,189
Banca Monte dei Paschi di Siena SpA	156,916	338,240
Pirelli & C. SpA	1,398,925	518,735
UniCredit SpA	765,319	1,905,297

		4,853,461

Japan - 30.5%
Aisin Seiki Co. Ltd.	205,000	2,909,314
Alps Electric Co. Ltd.	213,300	1,043,711
Astellas Pharma, Inc.	167,000	6,795,464
Brother Industries Ltd.	122,700	731,969
Central Japan Railway Co.	139	1,201,359
Chuo Mitsui Trust Holdings, Inc.	393,000	1,920,642
Circle K Sunkus Co. Ltd.	18,100	326,486
CSK Holdings Corp.	40,000	217,977
Dai Nippon Printing Co. Ltd.	68,000	749,604
Daifuku Co. Ltd.	18,500	107,798
Daihatsu Motor Co. Ltd.	309,000	2,758,487
Daito Trust Construction Co. Ltd.	76,200	3,989,929
Daiwa House Industry Co. Ltd.	49,000	479,453
FamilyMart Co. Ltd.	28,500	1,238,089
Fujikura Ltd.	286,000	942,434
Fujitsu Ltd.	1,212,000	5,858,159
Gunma Bank Ltd.	41,000	261,344
Hino Motors Ltd.	859,000	1,768,506
Kao Corp.	74,000	2,240,940
Kawasaki Kisen Kaisha Ltd.	893,000	4,166,660
Kikkoman Corp.	25,000	295,113
Konami Corp.	45,100	1,161,077
Konica Minolta Holdings, Inc.	567,500	4,397,431
Lawson, Inc.	13,300	767,039
Matsushita Electric Industrial Co. Ltd.	535,000	6,703,746
Mazda Motor Corp.	1,482,067	2,504,428
NET One Systems Co. Ltd.	260	522,267
Nichirei Corp.	120,000	571,737
Nippon Express Co. Ltd.	219,000	921,500
Nippon Paper Group, Inc. (b)	1,106	4,827,654
Nippon Sheet Glass Co. Ltd.	344,000	1,129,711
Nippon Telegraph & Telephone Corp. (b)	2,060	11,903,428
Nippon Yusen Kabushiki Kaisha	1,923,000	11,859,502

EQUITY SECURITIES - 95.4%	SHARES	VALUE

Nissan Motor Co. Ltd.	338,700	1,226,774
Nisshin Seifun Group, Inc.	92,500	1,213,717
Nisshin Steel Co. Ltd.	2,660,000	5,471,362
Nissin Foods Holdings Co. Ltd.	28,000	982,042
Omron Corp.	27,300	366,422
Pioneer Corp.	80,500	148,410
Rohm Co. Ltd.	23,200	1,171,495
Saizeriya Co. Ltd.	22,100	310,977
SANYO Electric Co. Ltd.*	67,000	125,458
SBI Holdings, Inc.	8,168	1,262,502
Seiko Epson Corp.	67,800	1,079,983
Sekisui Chemical Co. Ltd.	41,000	256,093
Shiseido Co. Ltd.	36,000	736,955
Sony Corp.	30,400	660,866
Sumitomo Electric Industries Ltd.	55,000	422,881
Takefuji Corp.	75,010	612,926
Tokio Marine Holdings, Inc.	69,400	2,033,574
Tokyo Electron Ltd.	7	246
Toppan Printing Co. Ltd.	129,000	993,443
Toyo Seikan Kaisha Ltd.	149,200	2,570,440

		108,919,524

Mexico - 0.0%
Empresas ESM, Contingent Deferred Distribution (b)(i)*	350,000	17,500
Grupo Financiero Banorte SAB de CV	49,500	89,360

		106,860

Netherlands - 3.3%
Aegon NV	241,655	1,542,116
ING Groep NV (CVA)	19,322	201,977
Koninklijke Philips Electronics NV	455,854	8,865,894
Oce NV	7,149	31,373
Reed Elsevier NV	88,468	1,042,337
Unilever NV (CVA)	7,691	186,354

		11,870,051

Norway - 0.1%
DnB NOR ASA	45,638	182,306
Norske Skogindustrier ASA*	49,000	96,943
StatoilHydro ASA	7,500	123,527

		402,776

Poland - 0.0%
Telekomunikacja Polska SA	23,426	151,793

EQUITY SECURITIES - 95.4%	SHARES	VALUE

Singapore - 0.1%
Neptune Orient Lines Ltd.	649,000	509,504

South Africa - 1.6%
Aveng Ltd.	315,829	1,057,047
BIDVest Group Ltd.	51,530	589,179
Community Growth Fund	1,088,984	703,134
MTN Group Ltd.	256,817	3,038,621
New Clicks Holdings Ltd.	89,730	165,515
Pick’n Pay Holdings Ltd.	61,200	98,612
Spar Group Ltd.	656	4,057
VenFin Ltd.	55,800	111,057

		5,767,222

South Korea - 2.9%
KB Financial Group, Inc. (ADR)*	14,099	369,394
KT Corp. (ADR) (s)*	659,400	9,673,398
LG Display Co. Ltd. (ADR)*	24,500	202,860

		10,245,652

Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	220,053	2,700,169
Mapfre SA	158,949	538,855

		3,239,024

Sweden - 0.9%
Autoliv, Inc.	35	751
Holmen AB	5,900	145,874
Loomis AB*	6,000	37,178
Nordea Bank AB	180,000	1,267,048
Skandinaviska Enskilda Banken AB	96,162	772,442
Svenska Handelsbanken AB	64,800	1,054,740

		3,278,033

Switzerland - 6.8%
Baloise Holding AG	2,166	162,800
Novartis AG	319,509	16,008,834
STMicroelectronics NV	808,761	5,416,432
Zurich Financial Services AG	12,066	2,619,232

		24,207,298

Taiwan - 3.0%
AU Optronics Corp. (ADR)	1,073,302	8,242,959
United Microelectronics Corp. (ADR)	1,181,875	2,316,475

		10,559,434

EQUITY SECURITIES - 95.4%	SHARES	VALUE

United Kingdom - 14.7%
3i Group plc	103,595	408,118
Aegis Group plc	446,172	481,020
Aggreko plc	225,404	1,452,144
Arriva plc	9,734	84,620
Aviva plc	237,836	1,346,260
Barclays plc	555,129	1,251,495
Beazley Group plc	58,893	115,386
Bellway plc	10,510	91,211
BG Group plc	27,714	384,775
BT Group plc	2,696,813	5,298,662
Centrica plc	2,024,681	7,780,218
Compass Group plc	981,466	4,870,441
De La Rue plc	81,589	1,067,391
easyJet plc*	45,920	186,146
GlaxoSmithKline plc	284,001	5,272,308
HMV Group plc	176,004	274,734
HSBC Holdings plc	141,894	1,358,100
IG Group Holdings plc	182,055	673,666
International Power plc	201,191	698,553
Kesa Electricals plc	68,110	87,089
Land Securities Group plc	31,874	424,835
Lloyds TSB Group plc:
Common Stock	595,262	1,089,519
Rights (expire 1/12/09)*	258,760	—
Logica plc	1,530,958	1,529,012
Man Group plc	237,884	821,080
Melrose plc	42,531	53,299
Michael Page International plc	24,285	75,583
Mondi plc	83,219	245,252
National Express Group plc	6,916	49,337
Next plc	95,974	1,502,581
Persimmon plc	55,181	184,136
Provident Financial plc	6,233	77,505
Reckitt Benckiser Group plc	33,537	1,249,402
Schroders plc	60,395	754,209
Scottish & Southern Energy plc	35,780	630,007
Stagecoach Group plc	836,591	1,697,135
Tate & Lyle plc	255,158	1,482,155
United Business Media Ltd.	34,177	251,609
William Morrison Supermarkets plc	1,441,565	5,846,659
Wolseley plc	239,546	1,335,607
Yell Group plc	152,212	93,665

		52,574,924

United States - 4.1%
BJ’s Wholesale Club, Inc.*	29,300	1,003,818

EQUITY SECURITIES - 95.4%	SHARES	VALUE

Boston Properties, Inc.	14,858	817,190
Compuware Corp.*	75,555	509,996
Darling International, Inc.*	47,231	259,298
Del Monte Foods Co.	75,800	541,212
Discover Financial Services	39,000	371,670
Distributed Energy Systems Corp.*	308,138	2,773
Dollar Tree, Inc.*	14,100	589,380
Evergreen Solar, Inc.*	1,400	4,466
Family Dollar Stores, Inc.	69,000	1,798,830
Genworth Financial, Inc.	47,300	133,859
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	17,950
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	42,057
Series C Preferred (b)(i)*	36,984	9,616
Integrated Device Technology, Inc.*	64,300	360,723
Lexmark International, Inc.*	18,700	503,030
LifePoint Hospitals, Inc.*	18,000	411,120
Olympic Steel, Inc.	18,300	372,771
Owens & Minor, Inc.	6,500	244,725
Perini Corp.*	18,600	434,868
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	385,655
Series B, Preferred (b)(i)*	20,000	203,548
Series C, Preferred (b)(i)*	239,764	824,788
Series D, Preferred (b)(i)*	45,928	157,992
Series D, Preferred, Warrants (strike price $3.44/share, expires 12/31/12) (b)(i)*	2,347	—
ProAssurance Corp.*	2,900	153,062
Protective Life Corp.	31,004	444,908
RadioShack Corp.	24,500	292,530
RF Technology, Inc. (b)(i)*	365,374	21,184
Sanmina-SCI Corp.*	69,300	32,571
SMARTHINKING, Inc.:
Series 1-A, Preferred (b)(i)*	104,297	172,388
Series 1-B, Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Tech Data Corp.*	13,500	240,840
Teradyne, Inc.*	168,678	711,821
The Buckle, Inc.	45,750	998,265
Torchmark Corp.	6,400	286,080
United Rentals, Inc.*	85,100	776,112
WellCare Health Plans, Inc.*	18,800	241,768
WESCO International, Inc.*	9,900	190,377
XL Capital Ltd.	48,594	179,798

		14,776,232

Total Equity Securities (Cost $484,651,330)		340,499,513

	ADJUSTED
Limited Partnership Interest - 1.0%	BASIS

Balkan Financial Sector Equity Fund CV (b)(i)*	$411,352	377,699
China Environment Fund 2004 LLC (b)(i)*	—	311,235
Emerald Cleantech Fund I (b)(i)*	880,413	629,237
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	348,754
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	330,740	405,602
SEAF India International Growth Fund LLC (b)(i)*	458,932	436,326
ShoreCap International LLC (b)(i)*	584,597	1,015,088
Terra Capital (b)(i)*	469,590	1

Total Limited Partnership Interest (Cost $3,535,624)		3,523,942

	PRINCIPAL
Certificates Of Deposit - 0.0%	AMOUNT

Self Help Credit Union, 2.63%, 2/22/09 (b)(k)	100,000	99,780
Shorebank, 3.00%, 3/15/09 (b)(k)	100,000	99,750

Total Certificates Of Deposit (Cost $200,000)		199,530

Venture Capital Debt Obligations - 0.2%

AccessBank, 8.477%, 8/29/12 (b)(i)	500,000	539,819
Mayer Laboratories, Inc., 6.00%, 12/31/10 (b)(i)	67,900	16,975

Total Venture Capital Debt Obligations (Cost $567,900)		556,794

High Social Impact Investments - 1.2%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/11 (b)(i)(r)	4,431,583	4,177,520

Total High Social Impact Investments (Cost $4,431,583)		4,177,520

TOTAL INVESTMENTS (Cost $493,386,437) - 97.8%		348,957,299
Other assets and liabilities, net - 2.2%		7,798,007

NET ASSETS - 100%		$356,755,306

Abbreviations:

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen

GDR: Global Depositary Receipt

LLC: Limited Liability Corporation

*	Non-income producing security.

(a)	Affiliated company.

(b)	This security was valued by the Board of Directors. See Note A.

(i)	Restricted securities represent 2.8% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate period end.

(s)	75,000 shares of KT Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Fund. There are no restrictions on the trading of this security.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

AccessBank, 8.477%, 8/29/12	08/29/07	$500,000
Balkan Financial Sector Equity Fund CV, LP	1/12/06-11/5/08	411,352
Calvert Social Investment Foundation Notes, 3.00%, 7/1/11	7/1/08	4,431,583
China Environment Fund 2004 LLC, LP	9/15/05 - 10/13/08	—
Emerald Cleantech Fund I, LP	7/19/01 - 10/08/08	880,413
Empresas ESM, Contingent Deferred Distribution	11/2/06	350,000
GNet Defta Development Holdings LLC, LP	8/30/05	400,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A, Preferred	11/4/04	251,496
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B, Preferred	10/21/04-10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Mayer Laboratories, Inc., 6.00%, 12/31/10	12/31/96	67,900
Powerspan Corp:
Series A, Preferred	8/20/97	250,000
Series B, Preferred	10/05/99	200,000
Series C, Preferred	12/21/04-6/12/08	273,331
Series D, Preferred	06/20/08	157,996
Series D, Preferred, Warrants (strike price $3.44/share, expires 12/31/12)	12/5/07-6/20/08	—
RF Technology, Inc.	7/17/06	299,990
SEAF Central & Eastern European Growth Fund LLC, LP	8/10/00 - 9/23/08	330,740
SEAF India International Growth Fund LLC, LP	3/22/05-4/2/08	458,932
ShoreCap International LLC, LP	8/12/04-12/15/08	584,597

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

SMARTHINKING, Inc.:
Series 1-A, Preferred	4/22/03-5/27/05	159,398
Series 1-B, Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	—
Terra Capital, LP	11/23/98 - 3/14/06	469,590
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 95.0%	SHARES	VALUE

Australia - 14.8%
Arrow Energy NL*	210,205	$396,917
ASX Ltd.	12,667	295,786
Cochlear Ltd.	8,059	317,271
CSL Ltd.	19,617	463,226
Energy Developments Ltd.	51,277	84,561
QBE Insurance Group Ltd.	11,605	210,951
Ramsay Health Care Ltd.	35,511	260,980
Sonic Healthcare Ltd.	43,547	443,296

		2,472,988

Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	3,632	85,143

Brazil - 6.1%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	8,000	193,680
Companhia Energetica de Minas Gerais (ADR)	27,590	379,087
Diagnosticos da America SA	10,800	105,147
Tractebel Energia SA	21,400	173,598
Unibanco — Uniao de Bancos Brasileiros SA (ADR)	2,633	170,144

		1,021,656

Canada - 10.1%
Alimentation Couche Tard, Inc.	32,631	381,686
Canadian Pacific Railway Ltd.	11,858	393,634
Canadian Tire Corp Ltd.	5,418	190,694
Shoppers Drug Mart Corp.	12,012	467,539
Tim Hortons, Inc.	8,727	246,646

		1,680,199

EQUITY SECURITIES - 95.0%	SHARES	VALUE

China - 0.8%
China Hongxing Sports Ltd.	1,016,000	132,898

Denmark - 1.7%
TrygVesta A/S	4,650	288,506

Finland - 1.2%
Lassila & Tikanoja Oyj	12,830	199,516

France - 4.6%
Accor SA	4,371	215,096
Cie Generale d’Optique Essilor International SA	6,218	291,749
Vallourec SA	2,335	265,572

		772,417

Germany - 3.7%
Adidas AG	5,395	207,493
Rhoen Klinikum AG	10,066	241,924
SMA Solar Technology AG*	3,137	166,985

		616,402

Greece - 0.5%
Alpha Bank AE	9,515	89,368

Japan - 14.6%
Benesse Corp.	9,400	410,832
Fanuc Ltd.	6,000	426,714
Shimano, Inc.	10,900	436,724
Shiseido Co. Ltd.	23,000	470,832
Sumitomo Chemical Co. Ltd.	41,000	139,929
Sumitomo Realty & Development Co. Ltd.	14,000	208,587
Ulvac, Inc.	13,600	209,125
USS Co. Ltd.	2,560	135,450

		2,438,193

Mexico - 1.9%
Alsea SAB de CV*	209,962	94,152
Banco Compartamos SA de CV	67,088	121,111
Urbi Desarrollos Urbanos SA de CV*	77,373	105,596

		320,859

Netherlands - 1.6%
QIAGEN NV*	15,124	264,299

EQUITY SECURITIES - 95.0%	SHARES	VALUE

New Zealand - 1.5%
Contact Energy Ltd.	59,800	257,208

Norway - 2.8%
Petroleum Geo-Services ASA*	14,850	60,610
Prosafe Production Public Ltd.*	14,980	23,994
ProSafe SE	19,880	75,793
Tomra Systems ASA	49,900	170,295
Yara International ASA	6,200	135,513

		466,205

Philippines - 1.9%
Manila Water Co., Inc.	1,109,000	323,225

Singapore - 1.9%
ComfortDelgro Corp. Ltd.	146,000	147,795
Hyflux Ltd.	138,000	172,886

		320,681

Spain - 4.4%
Acciona SA	1,226	155,070
Ebro Puleva SA	16,178	221,903
Gamesa Corp. Tecnologica SA	19,397	351,832

		728,805

Sweden - 1.1%
Svenska Cellulosa AB, Series B	21,200	181,292

Switzerland - 1.3%
Adecco SA	6,231	211,493

United Kingdom - 7.6%
FirstGroup plc	59,222	370,485
Informa plc	54,796	194,420
Legal & General Group plc	94,708	105,639
Severn Trent plc	8,583	148,623
SSL International plc	47,186	337,395
Trading Emissions plc*	89,636	115,891

		1,272,453

United States - 10.4%
DaVita, Inc.*	8,021	397,601
FTI Consulting, Inc.*	5,461	243,997
GameStop Corp.*	14,760	319,702
Ormat Technologies, Inc.	2,683	85,507
Quanta Services, Inc.*	16,735	331,353
ResMed, Inc.*	45,244	171,607
Watson Wyatt Worldwide, Inc.	3,788	181,142

		1,730,909

EQUITY SECURITIES - 95.0%	SHARES	VALUE

Total Equity Securities (Cost $22,827,754)		15,874,715

TOTAL INVESTMENTS (Cost $22,827,754) - 95.0%		15,874,715
Other assets and liabilities, net - 5.0%		828,610

NET ASSETS - 100%		$16,703,325

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation is registered as a non-diversified portfolio. The operation of each series is accounted for separately. International Opportunities began operations on May 31, 2007. International Equity offers Class A, Class B, Class C, Class I and Class Y (effective October 31, 2008) shares. Capital Accumulation offers Class A, Class B, Class C, and Class I shares. International Opportunities offers Class A, Class C, Class I and Class Y (effective October 31, 2008) shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.

Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert World Values International Equity Fund and Calvert International Opportunities Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. On December 31, 2008, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of December 31, 2008:

	Total Investments	% of Net Assets
Capital Accumulation	$1,338,109	1.7%

International Equity	27,074,739	7.6%
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Investments in
International Equity Fund Valuation Inputs	Securities
Level 1 - Quoted Prices	$39,612,200
Level 2 - Other Significant Observable Inputs	282,270,360 *
Level 3 - Significant Unobservable Inputs	27,074,739
Total	$348,957,299

*	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
International Equity Fund	Securities
Balance as of 9/30/08	$10,924,697
Accrued discounts/ premiums	—
Realized gain (loss)	1,612
Change in unrealized appreciation (depreciation)	(565,107)
Net purchases (sales)	(17,545)
Transfers in and/ or out of Level 3	16,731,082
Balance as of 12/31/08	$27,074,739
For the period ended December 31, 2008, total change in unrealized gain (loss) on Level 3 securities for International Equity that would be included in the change in net assets was $3,862,074.

Investments in
Capital Accumulation Fund Valuation Inputs	Securities
Level 1 - Quoted Prices	$75,334,418
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	1,338,109 *
Total	$76,672,527

*	Level 3 securities represent 1.7% of net assets.

Investments in
International Opportunities Fund Valuation Inputs	Securities
Level 1 - Quoted Prices	$4,303,272
Level 2 - Other Significant Observable Inputs	11,571,443 *
Level 3 - Significant Unobservable Inputs	—
Total	$15,874,715

*	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2008, and net realized capital loss carryforwards as of September 30, 2008 with expiration dates:

		Capital	International
	International Equity	Accumulation	Opportunities

Federal income tax cost of investments	$495,852,348	$96,517,934	$22,827,754
Unrealized appreciation	9,095,425	4,081,409	135,159
Unrealized depreciation	(155,990,474)	(23,926,816)	(7,088,198)
Net unrealized appreciation/ (depreciation)	($146,895,049)	($19,845,407)	($6,953,039)
Capital Loss Carryforwards

		Capital
Expiration Date	International Equity	Accumulation
30-Sep-09	$89,871	$—
30-Sep-16	—	372,018

	$89,871	$372,018

Capital losses may be utilized to offset current and future capital gains until expiration.
The International Equity Fund’s use of net capital loss carryforwards of $89,871 (from Calvert South Africa Fund that merged into the Fund in September 2002) may be limited under certain tax provisions.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
GNet Defta Development Holdings LLC	$400,000	$348,754
SEAF Central & Eastern European Growth Fund LLC	330,740	405,602

TOTALS	$730,740	$754,356
NOTE D — OTHER
In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $529,954 at December 31, 2008.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
          Filed herewith.
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer
Date: February 26, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer
Date: February 26, 2009

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: February 26, 2009